Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 58,217,162	$ 51,723,107
Receivables, net of allowance for bad debts of $0.9 million (2019 $0.9 million)	19,725,099	30,083,358
Prepaid expenses and other assets	1,616,216	1,940,030
Advances and deposits	2,881,774	4,114,065
Inventories	8,921,239	10,158,735
Total current assets	91,361,490	98,019,295
Non-current assets
Vessels and vessel equipment, net	655,212,341	660,823,330
Deferred drydock expenditures, net	7,346,125	7,668,711
Advances for Ballast water treatment systems	2,633,234	384,408
Other non-current assets, net	789,066	917,222
Amount receivable in respect of finance leases	2,880,000	2,880,000
Operating lease, right-of-use asset	1,781,514	1,745,464
Total non-current assets	670,642,280	674,419,135
TOTAL ASSETS	762,003,770	772,438,430
Current liabilities
Accounts payable	4,159,441	4,789,935
Accrued expenses and other liabilities	9,556,645	16,278,084
Accrued interest on debt and finance leases	815,152	880,183
Current portion of long-term debt	21,280,022	20,216,171
Current portion of finance lease obligations	18,311,346	17,975,322
Current portion of derivative liabilities	324,230	0
Current portion of operating lease obligations	464,918	289,231
Total current liabilities	54,911,754	60,428,926
Non-current liabilities
Non-current portion of long-term debt	182,016,454	187,066,842
Non-current portion of finance lease obligations	183,928,543	197,704,372
Non-current portion of derivative liabilities	466,902	0
Non-current portion of operating lease obligations	1,082,423	1,182,522
Total non-current liabilities	367,494,322	385,953,736
Stockholders' equity
Common stock	352,067	350,192
Additional paid in capital	417,617,733	416,841,494
Accumulated other comprehensive loss	(705,395)	0
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(62,317,802)	(75,787,009)
Total stockholders' equity	339,597,694	326,055,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 762,003,770	$ 772,438,430